SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2022

OPEN FUTURES CONTRACTS
Number of Contracts(a)	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
27	CBOT 10 Year US Treasury Note(b)	03/22/2022	$ 3,455,163	$ 5,142
1	CBOT 2 Year US Treasury Note(b)	03/31/2022	216,656	(535)
35	CBOT 5 Year US Treasury Note(b)	03/31/2022	4,172,105	1,604
13	CBOT Corn(b)	03/14/2022	406,900	18,637
4	CBOT Soybean(b)	03/14/2022	298,100	26,450
3	CBOT US Long Bond(b)	03/22/2022	466,875	1,219
1	CBOT Wheat(b)	03/14/2022	38,062	(1,081)
4	CME Australian Dollar Currency(b)	03/14/2022	282,980	(7,875)
1	CME E-mini Russell 2000 Index	03/18/2022	101,220	(8,604)
4	CME Euro FX/Japanese Yen Cross Rate Currency(b)	03/14/2022	562,073	(3,638)
9	CME Feeder Cattle(b)	03/31/2022	733,61	(5,793)
5	CME Lean Hogs(b)	04/14/2022	191,400	7,460
3	CME Live Cattle(b)	06/30/2022	166,890	2,960
44	CME Mexican Peso Currency(b)	03/14/2022	1,059,960	5,935
1	CME Yen Denominated Nikkei 225 Index	03/10/2022	118,653	3,562
1	Cocoa(b)	03/16/2022	22,906	282
3	COMEX Gold 100 Troy Ounces(b)	04/27/2022	538,920	(1,937)
75	Eurex 2 Year Euro SCHATZ(b)	03/08/2022	9,427,669	(10,652)
5	Eurex 30 Year Euro BUXL(b)	03/08/2022	1,142,135	(3,652)
17	Eurex 5 Year Euro BOBL(b)	03/08/2022	2,525,933	(8,346)
1	Eurex DAX Index	03/18/2022	432,697	(17,180)
2	Eurex EURO STOXX 50	03/18/2022	93,101	(2,890)
3	Euro-BTP Italian Bond(b)	03/08/2022	491,730	(795)
2	Euronext CAC 40 Index	02/18/2022	157,225	(3,472)
2	Euronext Maize(b)	03/07/2022	28,006	(409)
6	Euronext Milling Wheat(b)	03/10/2022	89,663	(7,338)
3	FTSE 100 Index	03/18/2022	298,459	(855)
5	ICE Brent Crude Oil(b)	02/28/2022	446,300	7,490
1	ICE Brent Crude Oil(b)	03/31/2022	87,850	1,290
3	ICE Gas Oil(b)	02/10/2022	238,875	31,625
2	ICE Gas Oil(b)	03/10/2022	156,550	11,425
2	ICE WTI Crude Oil Contract(b)	02/18/2022	176,300	9,770
–(c)	LME Nickel Future(b)	03/14/2022	–	(18,372)
6	LME Primary Aluminum(b)	03/14/2022	454,350	33,125
19	Long Gilt(b)	03/29/2022	3,116,790	(26,912)
1	MDE Crude Palm Oil(b)	04/15/2022	33,393	680
38	MDE Kuala Lumpur Composite Index	02/28/2022	685,298	(1,554)
2	MEFF Madrid IBEX 35 Index	02/18/2022	192,852	(1,914)
7	Montreal Exchange 10 Year Canadian Bond(b)	03/22/2022	765,993	514
1	NYBOT CSC C Coffee(b)	03/21/2022	88,162	356
1	NYBOT CTN Frozen Concentrated Orange Juice A(b)	03/11/2022	22,147	(1,320)
5	NYMEX Brent Crude Oil Last Day Future Contract(b)	02/28/2022	446,300	(2,180)
3	NYMEX Henry Hub Natural Gas(b)	02/24/2022	146,220	24,230
7	NYMEX Light Sweet Crude Oil(b)	02/22/2022	617,050	53,250
1	NYMEX Light Sweet Crude Oil(b)	03/22/2022	86,490	5,430
4	NYMEX NY Harbor ULSD(b)	02/28/2022	456,238	65,477
3	NYMEX NY Harbor ULSD(b)	03/31/2022	332,237	11,847
3	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	02/28/2022	321,854	13,404

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts(a)	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
1	NYMEX Reformulated Gasoline Blendstock for Oxygen(b)	03/31/2022	$ 111,737	$ 3,881
10	OSE Gold(b)	12/23/2022	576,714	(3,659)
15	OSE Platinum(b)	12/23/2022	243,020	6,373
6	Robusta Coffee Future 10-Tonne(b)x	03/25/2022	130,500	(7,592)
2	SAFEX FTSE/JSE Top 40 Index	03/17/2022	87,826	27
9	SFE 3 Year Australian Bond(b)	03/15/2022	722,614	214
1	SFE S&P ASX Share Price Index 200	03/17/2022	121,377	(8,315)
1	SGX FTSE Taiwan Index	02/24/2022	61,170	(1,890)
1	SGX MSCI Singapore Index	02/25/2022	24,615	78
3	TCM Crude Oil(b)	06/30/2022	77,918	1,937
2	TSE Japanese 10 Year Bond(b)	03/14/2022	2,619,327	(1,910)
6	WCE Canola(b)	03/14/2022	95,648	(633)
3	White Sugar(b)	02/11/2022	73,875	(2,415)
	Net Unrealized Appreciation on Long Futures Contracts			$ 191,956

OPEN FUTURES CONTRACTS
Number of Contracts(a)	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
3	CBOT Oats(b)	03/14/2022	$ 104,325	$ (3,000)
1	CBOT Rough Rice(b)	03/14/2022	30,120	(80)
3	CBOT Soybean Meal(b)	03/14/2022	125,670	(5,180)
2	CBOT Soybean Oil(b)	03/14/2022	77,784	(4,530)
9	CME British Pound Currency(b)	03/14/2022	756,844	(2,475)
6	CME Canadian Dollar Currency(b)	03/15/2022	472,470	1,195
19	CME Euro Foreign Exchange Currency(b)	03/14/2022	2,672,707	8,492
9	CME Euro FX/British Pound Cross Rate Currency(b)	03/14/2022	1,265,619	9,901
7	CME Japanese Yen Currency(b)	03/14/2022	761,163	(1,117)
22	CME New Zealand Dollar Currency(b)	03/14/2022	1,448,040	30,097
8	CME Swiss Franc Currency(b)	03/14/2022	1,081,900	4,308
1	Eurex 10 Year Euro BUND(b)	03/08/2022	190,011	839
1	Euronext Rapeseed(b)	04/29/2022	40,211	(504)
6	French Government Bond(b)	03/08/2022	1,085,461	5,128
1	FTSE/MIB Index	03/18/2022	150,376	4,503
6	FVSA index - Mini-Futures on VSTOXX	02/16/2022	17,292	(971)
3	HKG Hang Seng China Enterprises Index	02/25/2022	160,928	2,910
3	HKG Hang Seng Index	02/25/2022	459,063	(3,880)
3	KCBT Hard Red Winter Wheat(b)	03/14/2022	117,187	3,200
2 (c)	LME Lead(b)	03/14/2022	112,663	2,425
2 (c)	LME Zinc(b)	03/14/2022	180,325	(16,775)
1	NYBOT CSC Cocoa(b)	03/16/2022	25,280	(230)
1	NYBOT CSC Number 11 World Sugar(b)	02/28/2022	20,406	67
2	NYBOT CTN Number 2 Cotton(b)	03/09/2022	127,570	(6,140)
6	NYBOT FINEX United States Dollar Index(b)	03/14/2022	579,222	(3,292)
10	OSE Nikkei 225 mini	03/10/2022	235,048	3,823
2	OSE Rubber(b)	06/24/2022	20,967	85
1	SFE 10 Year Australian Bond(b)	03/15/2022	96,859	(116)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts(a)	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
15	SGX FTSE China A50 Future Contract	02/25/2022	$ 221,265	$ 8,347
	Net Unrealized Appreciation on Short Futures Contracts			$ 37,030

	Net Unrealized Appreciation on Futures Contracts			$ 228,986

(a) All collateral for open futures contracts consists of cash included as deposits with the broker.

(b)    All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
(c)    Net position.

BOBL - Bundes Obligation
BTP - Business Transaction Protocol
CAC - French Stock Market Index
CBOE - Chicago Board Options Exchange
CBOT - Central Bank of Turkey
CME - Chicago Mercantile Exchange
COMEX - Commodity Exchange
FTSE - Financial Times Stock Exchange
IBEX - Spanish Stock Index
ICE – International Exchange Inc.
JSE -  Johannesburg Stock Exchange
LME - London Metal Exchange
MDE - Mylaysia Derivatives Exchange
NYBOT - The New York Board of Trade
NYMEX - The New York Mercantile Exchange
OAT - Obligations Assimilables Du Tresor
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
S&P - Standard & Poor's
SGX - Stock Exchange of Singapore
STOXX - Stock Index of Eurozone Stocks
TCM – Treasury and Cash Management
TSE - Tokyo Stock Exchange
ULSD - Ultra Low Sulfur Diesel
VSTOXX - Volatility Derivatives on Eurex Exchange
WCE - Winnipeg Commodity Exchange
WTI – West Texas Intermediate

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Forward Foreign Currency Contracts
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Australian Dollar	03/16/2022	ADM Investor Services, Inc.	100,000	$ 70,704	$ (2,405)
Brazilian Real	03/16/2022	StoneX Group, Inc.	1,200,000	223,608	10,470
Canadian Dollar	03/16/2022	ADM Investor Services, Inc.	300,000	235,992	(2,005)
Chilean Peso	03/16/2022	StoneX Group, Inc.	60,000,000	74,512	218
Chinese Yuan Reminbi	03/16/2022	StoneX Group, Inc.	4,200,000	659,838	4,750
Columbian Peso	03/16/2022	StoneX Group, Inc.	1,500,000,000	378,590	1,014
Czech Koruna	03/16/2022	ADM Investor Services, Inc.	6,000,000	275,760	4,791
Danish Krone	03/16/2022	ADM Investor Services, Inc.	1,200,000	181,358	(1,108)
Euro	03/16/2022	ADM Investor Services, Inc.	100,000	112,461	(2,434)
Hungarian Forints	03/16/2022	ADM Investor Services, Inc.	60,000,000	188,790	1,504
Indian Rupee	03/16/2022	StoneX Group, Inc.	30,000,000	399,701	420
Indonesia Rupiah	03/16/2022	StoneX Group, Inc.	2,000,000,000	138,930	989
Japanese Yen	03/16/2022	ADM Investor Services, Inc.	30,000,000	260,784	(877)
Mexican Peso	03/16/2022	ADM Investor Services, Inc.	3,000,000	144,490	205
New Zealand Dollar	03/16/2022	ADM Investor Services, Inc.	200,000	131,550	(5,240)
Norwegian Krone	03/16/2022	ADM Investor Services, Inc.	1,800,000	202,209	(3,101)
Peruvian Sole	03/16/2022	StoneX Group, Inc.	1,600,000	414,948	17,926
Polish Zloty	03/16/2022	ADM Investor Services, Inc.	800,000	195,468	(1,979)
Singapore Dollar	03/16/2022	ADM Investor Services, Inc.	800,000	592,044	(1,058)
South African Rand	03/16/2022	ADM Investor Services, Inc.	2,500,000	161,730	1,599
Swedish Krona	03/16/2022	ADM Investor Services, Inc.	600,000	64,373	(2,014)
Swiss Franc	03/16/2022	ADM Investor Services, Inc.	300,000	324,114	(5,299)
Taiwanese Dollar	03/16/2022	StoneX Group, Inc.	36,000,000	1,298,820	(12,595)

				$ 6,730,774	$ 3,771

To Sell:
Australian Dollar	03/16/2022	ADM Investor Services, Inc.	300,000	$ 212,113	$ 2,015
Brazilian Real	03/16/2022	StoneX Group, Inc.	600,000	111,804	(9,230)
Canadian Dollar	03/16/2022	ADM Investor Services, Inc.	300,000	235,992	(1,209)
Chilean Peso	03/16/2022	StoneX Group, Inc.	60,000,000	74,512	(2,197)
Chinese Yuan Reminbi	03/16/2022	StoneX Group, Inc.	2,400,000	377,049	(727)
Columbian Peso	03/16/2022	StoneX Group, Inc.	1,500,000,000	378,590	(9,179)
Czech Koruna	03/16/2022	ADM Investor Services, Inc.	6,000,000	275,761	(10,303)
Danish Krone	03/16/2022	ADM Investor Services, Inc.	3,000,000	453,395	3,247
Euro	03/16/2022	ADM Investor Services, Inc.	200,000	224,922	1,514
Hungarian Forints	03/16/2022	ADM Investor Services, Inc.	60,000,000	188,790	(5,670)
Indian Rupee	03/16/2022	StoneX Group, Inc.	30,000,000	399,702	(971)
Indonesia Rupiah	03/16/2022	StoneX Group, Inc.	1,000,000,000	69,465	197
Japanese Yen	03/16/2022	ADM Investor Services, Inc.	50,000,000	434,640	4,705
Mexican Peso	03/16/2022	ADM Investor Services, Inc.	500,000	24,082	(311)
New Zealand Dollar	03/16/2022	ADM Investor Services, Inc.	600,000	394,650	10,759
Norwegian Krone	03/16/2022	ADM Investor Services, Inc.	1,800,000	202,210	(3,506)
Peruvian Sole	03/16/2022	StoneX Group, Inc.	1,600,000	414,919	(23,631)
Philippine Peso	03/16/2022	StoneX Group, Inc.	24,000,000	468,508	(3,886)
Polish Zloty	03/16/2022	ADM Investor Services, Inc.	1,600,000	390,936	(2,709)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Forward Foreign Currency Contracts (Continued)

Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Unrealized Appreciation/(Depreciation)
Singapore Dollar	03/16/2022	ADM Investor Services, Inc.	800,000	$ 592,044	$ (7,240)
South African Rand	03/16/2022	ADM Investor Services, Inc.	500,000	32,346	(1,549)
South Korean Won	03/16/2022	StoneX Group, Inc.	400,000,000	330,824	2,865
Swedish Krona	03/16/2022	ADM Investor Services, Inc.	1,200,000	128,744	3,360
Swiss Franc	03/16/2022	ADM Investor Services, Inc.	300,000	324,114	2,341
Taiwanese Dollar	03/16/2022	StoneX Group, Inc.	51,000,000	1,839,997	4,393
				$8,580,139	$ (46,922)

Net unrealized depreciation on forward foreign currency contracts					$ (43,151)

Cross Currency Contracts

>
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Australian Dollar	Canadian Dollar	3/16/2022	ADM Investor Services, Inc.	400,000	369,431	$ 282,818	$(290,610)	$ (7,792)
British Pound	Canadian Dollar	3/16/2022	ADM Investor Services, Inc.	200,000	345,791	268,941	(272,014)	(3,073)
British Pound	Euro	3/16/2022	ADM Investor Services, Inc.	336,966	400,000	453,120	(449,845)	3,275
British Pound	Swiss Franc	3/16/2022	ADM Investor Services, Inc.	239,439	300,000	321,975	(324,114)	(2,139)
Canadian Dollar	Australian Dollar	3/16/2022	ADM Investor Services, Inc.	725,114	800,000	570,405	(565,635)	4,770
Canadian Dollar	British Pound	3/16/2022	ADM Investor Services, Inc.	679,811	400,000	534,768	(537,883)	(3,115)
Canadian Dollar	Japanese Yen	3/16/2022	ADM Investor Services, Inc.	400,000	36,286,076	314,657	(315,427)	(770)
Czech Koruna	Euro	3/16/2022	ADM Investor Services, Inc.	12,000,000	475,364	551,522	(534,599)	16,923
Euro	British Pound	3/16/2022	ADM Investor Services, Inc.	200,000	168,513	224,922	(226,600)	(1,678)
Euro	Czech Koruna	3/16/2022	ADM Investor Services, Inc.	359,697	9,000,000	404,519	(413,641)	(9,122)
Euro	Hungarian Forints	3/16/2022	ADM Investor Services, Inc.	106,831	40,000,000	120,144	(125,860)	(5,716)
Euro	Japanese Yen	3/16/2022	ADM Investor Services, Inc.	200,000	26,106,374	224,922	(226,937)	(2,015)
Euro	Norwegian Krone	3/16/2022	ADM Investor Services, Inc.	238,017	2,400,000	267,677	(269,613)	(1,936)
Euro	Swedish Krona	3/16/2022	ADM Investor Services, Inc.	115,482	1,200,000	129,872	(128,745)	(1,127)

SUPERFUND MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2022

Forward Foreign Currency Contracts (Continued) Cross Currency Contracts (Continued)

Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
Euro	Swiss Franc	3/16/2022	ADM Investor Services, Inc.	95,332	100,000	$ 107,212	$ (108,038)	$ (826)
Hungarian Forints	Euro	3/16/2022	ADM Investor Services, Inc.	40,000,000	108,784	125,859	(122,340)	3,519
Japanese Yen	Canadian Dollar	3/16/2022	ADM Investor Services, Inc.	9,116,268	100,000	79,246	(78,664)	582
Japanese Yen	Euro	3/16/2022	ADM Investor Services, Inc.	26,115,056	200,000	227,013	(224,922)	2,091
Japanese Yen	Swiss Franc	3/16/2022	ADM Investor Services, Inc.	25,158,480	200,000	218,697	(216,076)	2,621
Norwegian Krone	Euro	3/16/2022	ADM Investor Services, Inc.	2,400,000	240,861	269,613	(270,875)	(1,262)
Swedish Krona	Euro	3/16/2022	ADM Investor Services, Inc.	600,000	57,335	64,373	(64,480)	(107)
Swiss Franc	British Pound	3/16/2022	ADM Investor Services, Inc.	300,000	242,848	324,114	(326,560)	(2,446)
Swiss Franc	Euro	3/16/2022	ADM Investor Services, Inc.	100,000	96,182	108,038	(108,168)	(130)
Swiss Franc	Japanese Yen	3/16/2022	ADM Investor Services, Inc.	400,000	49,499,060	432,152	(430,285)	1,867
				120,486,493	169,096,619	$ 6,626,579	$ 6,631,931	$ (5,352)

Net unrealized depreciation on forward foreign currency contracts								$ (48,503)